Segment Information - Schedule of Summarized Segment Information (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Operating revenues		$ 1,207	$ 1,142
Operation and maintenance	[1]	493	468
Other segment items	[2]	67	66
Depreciation and amortization		237	216
Interest expense		163	144
Interest income		(12)	(22)
Provision for income taxes		63	65
Net income attributable to common shareholders		196	205
Total assets		35,264	33,156	$ 35,442
Cash paid for capital expenditures		659	548
Operating Segments | Regulated Businesses
Segment Reporting Information [Line Items]
Operating revenues		1,111	1,049
Operation and maintenance	[1]	417	395
Other segment items	[2]	66	67
Depreciation and amortization		234	213
Interest expense		126	114
Interest income		(1)	(1)
Provision for income taxes		61	60
Net income attributable to common shareholders		208	201
Total assets		33,168	30,288
Cash paid for capital expenditures		657	545
Other
Segment Reporting Information [Line Items]
Operating revenues		96	93
Operation and maintenance	[1]	76	73
Other segment items	[2]	1	(1)
Depreciation and amortization		3	3
Interest expense		37	30
Interest income		(11)	(21)
Provision for income taxes		2	5
Net income attributable to common shareholders		(12)	4
Total assets		2,096	2,868
Cash paid for capital expenditures		$ 2	$ 3

[1]	Significant segment expense.
[2]	Other segment items included in segment net income includes General taxes, Non-operating benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.